CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 2,390,474	$ 191,485	$ 198,473
Accounts receivable, net	2,048,464	90,763	3,368
Prepaid expenses	391,174	40,847	4,834
Inventory	1,746,242	70,250	63,456
Contract Assets	251,611	0
Note receivable from related party	63,456	63,456	0
Current portion of deferred compensation, net of discount	60,373	60,373	0
Total Current Assets	6,951,794	517,174	270,131
NON-CURRENT ASSETS:
Property, net	258,426	54,105	79,167
Right of use asset	1,344,464	0
Intangible assets, net	3,520,691	34,485	49,005
Goodwill	8,487,536	1,702,119	1,893,740
Deferred compensation, net of current portion	30,187	60,374	0
Total Assets	20,593,098	2,368,257	2,915,680
CURRENT LIABILITIES:
Accounts payable	4,368,172	231,816	245,362
Accrued expenses, including accrued officer salaries	1,830,245	512,214	1,661,208
Current portion of convertible notes payable, net of debt discount	5,720,165	10,500	2,434,226
Unearned revenue	4,365,822	0
Lease liability, current portion	257,972	42,164	51,365
Investment, at fair value		0	623,637
Advances from related party	467,124	415,068	1,151,946
Accrued preferred share dividends	161,136	0
Current Portion of notes payable, net of debt discount	1,684,615	1,020,350	372,232
Total Current Liabilities	18,855,251	2,232,112	5,916,339
LONG-TERM LIABILITIES:
Convertible notes payable, net of current portion	1,092,904
Lease liability, net of current portion	1,125,435	5,353	47,517
Advances from related party, net of current portion	498,934	602,363	0
Long-term notes payable, net of debt discount	720,365	767,160	150,000
Total Liabilities	22,292,889	3,606,988	6,113,856
COMMITMENTS AND CONTINGENCIES (Note 9)	0	0	0
STOCKHOLDERS' EQUITY (DEFICIT)
Undesignated preferred stock, par value $0.0001; 39,995,000 and 39,998,500 shares authorized as of December 31, 2021, and December 31, 2020, respectively	0	0	0
Common stock, par value $0.0001; 5,000,000,000 shares authorized; 89,940,121 and 58,785,924 shares issued and outstanding as of June 30, 2022, and December 31, 2021, respectively	8,994	5,879	3,308
Additional paid-in capital	88,993,884	85,853,388	78,132,202
Accumulated deficit	(91,069,111)	(86,158,902)	(80,785,887)
Convertible notes payables, net of current portion		0	0
Total Singlepoint Inc. stockholders' equity (deficit)	(2,060,622)	(294,000)	(2,644,377)
Non-controlling interest	360,831	(944,731)	(553,799)
Total Stockholders' Equity (Deficit)	(1,699,791)	(1,238,731)	(3,198,176)
Total Liabilities and Stockholders' Equity (Deficit)	20,593,098	2,368,257	2,915,680
Class B convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, value	0	0	0
Class C convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, value		0	0
Class D convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, value	0	0	0
Class A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, value	5,611	5,635	$ 6,000
Class C Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, value	0	0
Class E Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, value	$ 0	$ 0